Subsequent Events Subsequent Events (Aircraft Purchase Commitments) (Detail)	Jan. 23, 2013	Dec. 31, 2012
Property Subject to or Available for Operating Lease [Line Items]
Current, Purchase	39	39
Current, Lease	20	20
Year Two, Purchase	13	11
Year Two, Lease	50	50
Year Three, Purchase	13	2
Year Three, Lease	50	50
Year Four, Purchase	15	2
Year Four, Lease	45	45
Year Five, Purchase	19	10
Year Five, Lease	40	40
Year Six and beyond, Purchase	227	120
Year Six and beyond, Lease	0	0
Total, Purchase	326	184
Total, Lease	205	205
Boeing 737 Family [Member]
Property Subject to or Available for Operating Lease [Line Items]
Current, Purchase	31	31
Current, Lease	0	0
Year Two, Purchase	5	5
Year Two, Lease	15	15
Year Three, Purchase	0	0
Year Three, Lease	20	20
Year Four, Purchase	0	0
Year Four, Lease	20	20
Year Five, Purchase	0	0
Year Five, Lease	20	20
Year Six and beyond, Purchase	0	0
Year Six and beyond, Lease	0	0
Total, Purchase	36	36
Total, Lease	75	75
Boeing 737 MAX Aircraft [Member]
Property Subject to or Available for Operating Lease [Line Items]
Current, Purchase	0
Current, Lease	0
Year Two, Purchase	0
Year Two, Lease	0
Year Three, Purchase	0
Year Three, Lease	0
Year Four, Purchase	0
Year Four, Lease	0
Year Five, Purchase	0
Year Five, Lease	0
Year Six and beyond, Purchase	100
Year Six and beyond, Lease	0
Total, Purchase	100
Total, Lease	0
Boeing 777-300 ER Aircraft [Member]
Property Subject to or Available for Operating Lease [Line Items]
Current, Purchase	8	8
Current, Lease	0	0
Year Two, Purchase	6	5
Year Two, Lease	0	0
Year Three, Purchase	2	0
Year Three, Lease	0	0
Year Four, Purchase	2	0
Year Four, Lease	0	0
Year Five, Purchase	0	0
Year Five, Lease	0	0
Year Six and beyond, Purchase	0	0
Year Six and beyond, Lease	0	0
Total, Purchase	18	13
Total, Lease	0	0
Boeing Seven Eight Seven Family [Member]
Property Subject to or Available for Operating Lease [Line Items]
Current, Purchase	0
Current, Lease	0
Year Two, Purchase	2
Year Two, Lease	0
Year Three, Purchase	11
Year Three, Lease	0
Year Four, Purchase	13
Year Four, Lease	0
Year Five, Purchase	9
Year Five, Lease	0
Year Six and beyond, Purchase	7
Year Six and beyond, Lease	0
Total, Purchase	42
Total, Lease	0
Airbus A320 Family [Member]
Property Subject to or Available for Operating Lease [Line Items]
Current, Purchase	0	0
Current, Lease	20	20
Year Two, Purchase	0	0
Year Two, Lease	35	35
Year Three, Purchase	0	0
Year Three, Lease	30	30
Year Four, Purchase	0	0
Year Four, Lease	25	25
Year Five, Purchase	0	0
Year Five, Lease	20	20
Year Six and beyond, Purchase	0	0
Year Six and beyond, Lease	0	0
Total, Purchase	0	0
Total, Lease	130	130
Neo Airbus Aircraft [Member]
Property Subject to or Available for Operating Lease [Line Items]
Current, Purchase	0
Current, Lease	0
Year Two, Purchase	0
Year Two, Lease	0
Year Three, Purchase	0
Year Three, Lease	0
Year Four, Purchase	0
Year Four, Lease	0
Year Five, Purchase	10
Year Five, Lease	0
Year Six and beyond, Purchase	120
Year Six and beyond, Lease	0
Total, Purchase	130
Total, Lease	0